Pension Plan Assets Categorized Using Fair Value Hierarchy (Detail) - Pension Benefits - USD ($) $ in Thousands	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 487,233	$ 437,481	$ 314,216
U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	10,197	7,923
U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	605	628
U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,748	1,623
U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,081	20,211
U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,413	17,976
U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,927	20,999
U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,748	8,128
U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	18,419	16,423
U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,333	2,639
U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	273,893	247,037
U.S. Plans | Mutal Funds - Multi-class
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	72,802
U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,516	34,014
U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,371	59,674
U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	180	206
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	188,960	179,928	169,464
Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	182	252
Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	456	39
Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	88,540	82,626
Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	70,180	65,649
Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,268	30,181
Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,334	1,181
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	63,798	107,863
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans | Large Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,927	20,999
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans | Mid Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	11,748	8,128
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans | Small Cap Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	18,419	16,423
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	3,333	2,639
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,371	59,674
Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	456	39
Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-U.S. Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	456	39
Significant Other Observable Inputs (Level 2) | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	423,255	329,412
Significant Other Observable Inputs (Level 2) | U.S. Plans | U.S. Treasury and other government
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	10,197	7,923
Significant Other Observable Inputs (Level 2) | U.S. Plans | State and Municipal Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	605	628
Significant Other Observable Inputs (Level 2) | U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,748	1,623
Significant Other Observable Inputs (Level 2) | U.S. Plans | Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	26,081	20,211
Significant Other Observable Inputs (Level 2) | U.S. Plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	17,413	17,976
Significant Other Observable Inputs (Level 2) | U.S. Plans | Equity Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	273,893	247,037
Significant Other Observable Inputs (Level 2) | U.S. Plans | Mutal Funds - Multi-class
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	72,802
Significant Other Observable Inputs (Level 2) | U.S. Plans | Debt Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	20,516	34,014
Significant Other Observable Inputs (Level 2) | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	160,236	149,708
Significant Other Observable Inputs (Level 2) | Non-U.S. Plans | Foreign Covered Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	182	252
Significant Other Observable Inputs (Level 2) | Non-U.S. Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	88,540	82,626
Significant Other Observable Inputs (Level 2) | Non-U.S. Plans | Pooled Funds Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	70,180	65,649
Significant Other Observable Inputs (Level 2) | Non-U.S. Plans | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	1,334	1,181
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,448	30,387	$ 30,673
Significant Unobservable Inputs (Level 3) | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	180	206
Significant Unobservable Inputs (Level 3) | U.S. Plans | Limited Partner
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	180	206
Significant Unobservable Inputs (Level 3) | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	28,268	30,181
Significant Unobservable Inputs (Level 3) | Non-U.S. Plans | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension plans with Plan Assets	$ 28,268	$ 30,181